SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)				12 Months Ended
	Aug. 26, 2022	Jul. 28, 2022	Feb. 15, 2022	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share based compensation expenses				$ 787,000	$ 456,000
Intelicanna Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of common stock to service provider, shares	535,867
Consultant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share based compensation expenses	$ 13
Mutual Agreement [Member] | Consultant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of restricted common stock, shares		$ 5,000
Number of restricted common stock, shares		600,000
Service Agreement [Member] | Consultant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of restricted common stock, shares			1,800,000